INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current
Advances from customers	$ 2,497,944	$ 4,282,668
Deferred revenue and advances from customers	2,497,944	4,282,668
Non-current
Deferred revenue	1,436,912	1,436,912
Deferred revenue and advances from customers	$ 1,436,912	$ 1,436,912